Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciles the statutory rate to the Company’s effective tax rate
	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
China Statutory income tax rate	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC	(0.6)%	(3.2)%
Non-PRC entities not subject to PRC tax (3)	(20.8)%	(8.0)%
Research & Development (“R&D”) tax credit (1)	8.8%	(1.4)%
Non-deductible expenses - permanent difference (1)	(8)%	3.1%
Change in valuation allowance	(0.5)%	(15.6)%
Effective tax rate	(0.5)%	0.0)%

Schedule of loss before income tax provision
	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Loss before income tax expense from China	$(994,682)	$(5,526,756)
Loss before income tax expense from outside of China	(4,745,397)	(3,337,978)
Total loss before income tax provision	$(5,740,079)	$(8,864,734)

Schedule of income tax provision (benefit)
	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Current	$37,885	$-
Deferred	(9,118)	-
Total	$28,767	$-

Schedule of deferred tax asset
Deferred tax asset	June 30, 2022	December 31, 2021
	(Unaudited)
Provision of doubtful accounts	$2,056,627	$323,107
Tax loss carried forwards	4,591,059	4,482,385
Valuation allowance on tax losses	(6,647,686)	(4,805,492)
	$-	$-

Schedule of taxes payable
	June 30,	December 31,
	2022	2021
	(Unaudited)
VAT tax payable	$467,992	$422,678
Corporate income tax payable	2,102,899	2,156,850
Land use tax and other taxes payable	28,012	20,242
Total	$2,598,904	$2,599,770